Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2018
Selected Statements of Operations Data [Abstract]
Schedule of revenues by geographic region
	Year ended December 31,
	2018	2017	2016

North America	$22,164	$25,157	$19,167
Europe	362	778	946
Asia (excluding Philippines)	923	374	355
Philippines	6,235	4,501	4,959
South America (excluding Brazil)	671	883	785
Brazil	2,908	1,783	2,496
Other (including Israel)	787	3,757	802

	$34,050	$37,233	$29,510

Schedule of property and equipment, net, by geographic areas
	Year ended December 31,
	2018	2017

Israel	$1,535	$1,781
Other	297	143

	$1,832	$1,924

Schedule of financial income, net
	Years ended December 31,
	2018	2017	2016

Financial Income:
Interest income	$1,455	$572	$489
Foreign currency exchange gain	784	215	424

	2,239	787	913

Financial expenses:
Bank charges	(15)	(58)	(23)
Foreign currency exchange loss	(1,088)	(340)	(74)

	(1,103)	(398)	(97)

	$1,136	$389	$816

Schedule of computation of basic and diluted net income (loss) per ordinary share
	Years ended December 31,
	2018	2017	2016
Numerator:

Numerator for basic net income (loss) per Ordinary Share	$(2,415)	$2,901	$1,915

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Numerator for dilutive net income (loss) per Ordinary Share	$(2,415)	$2,901	$1,915

Denominator:

Denominator for dilutive net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	13,630,793	12,039,176	10,406,897

Effect of dilutive securities:
Share-based compensation granted	-	312,390	372,650

Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	13,630,793	12,351,566	10,779,547